Stock-based Compensation - Compensation Cost Recognized for Stock Options and Restricted Stock Awards (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Compensation cost recognized for the stock options and restricted stock awards [Abstract]
Total compensation cost for share-based payment arrangements recognized in the statement of operations (net of tax of $0)	$ 49	$ 143	$ 355	$ 753